Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

July 31, 2020

EME-QTLY-0920
1.861977.112

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Cyprus - 0.3%
Purcari Wineries PLC	40,000	$214,514
Finland - 0.3%
Olvi PLC (A Shares)	4,720	236,297
Greece - 3.4%
EFG Eurobank Ergasias SA (a)	2,537,200	1,063,378
Greek Organization of Football Prognostics SA	41,900	376,587
Jumbo SA	26,536	519,197
Sarantis SA	40,600	404,119

TOTAL GREECE		2,363,281

Iceland - 0.7%
Festi hf	460,100	455,628
Israel - 0.2%
NICE Systems Ltd. (a)	500	101,646
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan GDR unit	32,000	355,200
Kenya - 1.4%
Safaricom Ltd.	3,735,944	976,026
Kuwait - 1.5%
Mobile Telecommunication Co.	562,200	1,012,641
Netherlands - 2.4%
X5 Retail Group NV GDR (Reg. S)	31,100	1,168,116
Yandex NV Series A (a)	8,500	489,090

TOTAL NETHERLANDS		1,657,206

Nigeria - 1.6%
Guaranty Trust Bank PLC	9,963,598	580,284
Nigerian Breweries PLC	6,192,722	496,918

TOTAL NIGERIA		1,077,202

Poland - 0.3%
PlayWay SA	1,300	174,243
Qatar - 2.5%
Qatar Fuel Co. (a)	135,000	596,951
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,429,200	1,098,690

TOTAL QATAR		1,695,641

Romania - 3.7%
Banca Transilvania SA	1,876,930	915,062
BRD-Groupe Societe Generale	423,935	1,178,085
Fondul Propietatea SA GDR	30,400	452,960

TOTAL ROMANIA		2,546,107

Russia - 23.8%
Detsky Mir PJSC (b)	350,000	551,267
Gazprom OAO	1,728,713	4,251,601
Lukoil PJSC	24,100	1,654,830
Lukoil PJSC sponsored ADR	21,795	1,484,240
MMC Norilsk Nickel PJSC	8,300	2,198,223
NOVATEK OAO	137,600	2,024,511
Sberbank of Russia	1,400,550	4,193,649

TOTAL RUSSIA		16,358,321

Saudi Arabia - 18.1%
Abdullah Al Othaim Markets Co.	15,200	479,863
Al Rajhi Bank	198,130	3,111,630
Aldrees Petroleum and Transport Services Co.	30,500	478,189
Bupa Arabia for Cooperative Insurance Co.	28,700	913,711
Halwani Bros Co.	23,000	386,359
Mouwasat Medical Services Co.	22,700	659,743
National Commercial Bank	191,300	1,851,587
SABIC	107,900	2,557,677
Saudi Arabian Oil Co.	188,000	1,654,224
Saudi Dairy & Foodstuffs Co.	8,500	403,424

TOTAL SAUDI ARABIA		12,496,407

Slovenia - 0.9%
Krka dd Novo mesto	6,500	635,504
South Africa - 36.0%
African Rainbow Minerals Ltd.	66,300	752,993
Anglo American Platinum Ltd.	21,700	1,655,541
AngloGold Ashanti Ltd.	98,600	3,216,718
AVI Ltd.	131,600	543,761
Cashbuild Ltd.	75,500	706,205
City Lodge Hotels Ltd. (c)	351,000	328,130
Clicks Group Ltd.	119,583	1,596,912
Distell Group Holdings Ltd.	84,300	333,477
DRDGOLD Ltd.	1,260,214	1,875,122
FirstRand Ltd.	671,400	1,524,753
Imperial Holdings Ltd.	288,100	565,287
KAP Industrial Holdings Ltd.	3,945,700	600,150
Massmart Holdings Ltd. (a)	312,000	356,832
Nampak Ltd. (a)	1,322,200	89,726
Naspers Ltd. Class N	31,303	5,695,617
PSG Group Ltd.	131,700	1,188,738
Spar Group Ltd.	80,600	778,004
Standard Bank Group Ltd.	221,386	1,406,639
Vodacom Group Ltd.	214,000	1,607,840

TOTAL SOUTH AFRICA		24,822,445

United Arab Emirates - 1.4%
Abu Dhabi National Oil Co. for Distribution PJSC	595,231	508,834
Dubai Financial Market PJSC (a)	2,067,402	455,902

TOTAL UNITED ARAB EMIRATES		964,736

United Kingdom - 0.3%
Georgia Capital PLC (a)	47,500	227,570
TOTAL COMMON STOCKS
(Cost $62,502,597)		68,370,615

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)
(Cost $276,097)	276,069	276,097
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $62,778,694)		68,646,712
NET OTHER ASSETS (LIABILITIES) - 0.3%		230,074
NET ASSETS - 100%		$68,876,786

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $551,267 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,540
Fidelity Securities Lending Cash Central Fund	12,920
Total	$17,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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